UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21666

Hatteras Master Fund, L.P.
(Exact name of registrant as specified in charter)

8510 Colonnade Center Drive Suite 150

Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

David B. Perkins

8510 Colonnade Center Drive Suite 150

Raleigh, NC 27615
(Name and address of agent for service)

919-846-2324

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders.

Semi-ANNUAL REPORT SEPTEMBER 30, 2018

Hatteras Core Alternatives Fund, L.P.

Hatteras Core Alternatives TEI Fund, L.P.

Hatteras Core Alternatives Institutional Fund, L.P.

Hatteras Core Alternatives TEI Institutional Fund, L.P.

 HATTERAS FUNDS

Hatteras Core Alternatives Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives Institutional Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Institutional Fund, L.P.
(a Delaware Limited Partnership)

Financial Statements

As of and for the six months ended September 30, 2018
(Unaudited)

 HATTERAS FUNDS

As of and for the six months ended September 30, 2018
(Unaudited)

Hatteras Core Alternatives Fund, L.P. (a Delaware Limited Partnership)
Hatteras Core Alternatives TEI Fund, L.P. (a Delaware Limited Partnership)
Hatteras Core Alternatives Institutional Fund, L.P. (a Delaware Limited Partnership)
Hatteras Core Alternatives TEI Institutional Fund, L.P. (a Delaware Limited Partnership)

Table of Contents

Statements of Assets, Liabilities and Partners’ Capital	1
Statements of Operations	2
Statements of Changes in Partners’ Capital	3
Statements of Cash Flows	4
Notes to Financial Statements	5-15
Board of Directors	16
Fund Management	17
Other Information	18
Financial Statements of Hatteras Master Fund, L.P.	19

 HATTERAS FUNDS
(each a Delaware Limited Partnership)

Statements of Assets, Liabilities and Partners’ Capital

September 30, 2018 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Assets
Investment in Hatteras Master Fund, L.P., at fair value	$68,825,019	$89,727,085	$77,664,105	$210,848,816
Cash and cash equivalents	200,000	205,000	200,000	205,000
Receivable for withdrawal from Hatteras Master Fund, L.P.	4,791,789	5,708,647	4,871,314	12,905,963
Other Receivable	283	287	278	254
Prepaid assets	24,462	31,461	27,674	74,897
Total assets	$73,841,553	$95,672,480	$82,763,371	$224,034,930
Liabilities and partners' capital
Withdrawals payable	4,445,447	5,134,205	4,335,540	11,483,064
Servicing fees payable	39,951	51,680	44,789	121,086
Incentive fee payable	346,342	574,442	535,775	1,422,899
Professional fees payable	43,664	33,140	38,748	34,861
Printing fees payable	26,674	18,584	31,718	40,447
Accounting and administration fees payable	15,155	26,129	3,562	21,511
Custodian fees payable	1,239	2,042	1,301	2,333
Withholding tax payable	—	184,234	—	391,914
Other payables	—	49	—	—
Total liabilities	4,918,472	6,024,505	4,991,433	13,518,115
Partners' capital	68,923,081	89,647,975	77,771,938	210,516,815
Total liabilities and partners' capital	$73,841,553	$95,672,480	$82,763,371	$224,034,930
Components of partners' capital
Capital contributions (net)	$42,410,048	$60,924,605	$45,175,687	$97,298,081
Total distributable earnings	26,513,033	28,723,370	32,596,251	113,218,734
Partners' capital	$68,923,081	$89,647,975	$77,771,938	$210,516,815
Net asset value per unit	$116.90	$115.32	$123.11	$121.57
Maximum offering price per unit**	$119.29	$117.67	$123.11	$121.57
Number of authorized units	7,500,000.00	7,500,000.00	7,500,000.00	7,500,000.00
Number of outstanding units	589,574.42	777,396.21	631,705.40	1,731,714.73

*	Consolidated Statement. See note 2 in the notes to the financial statements.
**	The maximum sales load for the Hatteras Core Alternatives Fund, L.P. and the Hatteras Core Alternatives TEI Fund, L.P. is 2.00%. The remaining funds are not subject to a sales load.

See notes to financial statements.

1

 HATTERAS FUNDS
(each a Delaware Limited Partnership)

Statements of Operations

For the six months ended September 30, 2018 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Net investment income allocated from Hatteras Master Fund, L.P.
Investment income	$152,896	$198,167	$171,405	$464,508
Operating expenses	(498,677)	(646,355)	(559,050)	(1,515,119)
Net investment loss allocated from Hatteras Master Fund, L.P.	(345,781)	(448,188)	(387,645)	(1,050,611)
Feeder Fund investment income
Interest	1,519	1,534	1,504	1,320
Total fund investment income	1,519	1,534	1,504	1,320
Feeder Fund expenses
Servicing fee	239,172	309,534	268,110	725,042
Accounting and administration fees	40,350	56,550	31,950	69,150
Insurance fees	19,223	25,124	21,273	57,339
Professional fees	13,750	13,750	13,750	13,750
Printing fees	7,500	12,000	12,000	12,000
Custodian fees	2,760	5,220	2,760	5,280
Witholding tax	—	122,394	—	253,625
Other expenses	8,966	3,623	5,218	3,314
Total Feeder Fund expenses	331,721	548,195	355,061	1,139,500
Net investment loss	(675,983)	(994,849)	(741,202)	(2,188,791)
Net realized gain and change in unrealized appreciation on investments allocated from Hatteras Master Fund, L.P.
Net realized gain from investments in Adviser Funds, securities and foreign exhange transactions	4,748,687	6,154,965	5,323,641	14,427,685
Net change in unrealized depreciation on investments in Adviser Funds, securites and foreign exhange translations	(1,579,896)	(2,044,237)	(1,767,758)	(4,788,803)
Net realized gain and change in unrealized appreciation on investments allocated from Hatteras Master Fund, L.P.	3,168,791	4,110,728	3,555,883	9,638,882
Net increase in partners' capital resulting from operations	$2,492,808	$3,115,879	$2,814,681	$7,450,091

*	Consolidated Statement. See note 2 in the notes to the financial statements.

See notes to financial statements.

2

 HATTERAS FUNDS
(each a Delaware Limited Partnership)

Statements of Changes in Partners’ Capital

For the year ended March 31, 2018 and the period ended September 30, 2018 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
	Limited Partners	Limited Partners	Limited Partners	Limited Partners
Partners' Capital, at March 31, 2017	$90,372,581	$118,573,253	$99,771,811	$270,555,828
Capital contributions	—	—	—	550,000
Capital withdrawals	(20,258,339)	(27,500,221)	(21,229,044)	(58,571,868)
Performance allocation	(16,056)	(357,773)	(163,871)	(432,758)
Net investment loss	(1,605,649)	(2,211,724)	(1,711,131)	(4,703,449)
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	12,832,806	16,753,977	14,274,647	38,660,678
Net change in unrealized depreciation on investments in Adviser Funds, securites and foreign exchange translations	(6,413,845)	(8,385,031)	(7,130,741)	(19,302,382)
Partners' Capital, at March 31, 2018**	$74,911,498	$96,872,481	$83,811,671	$226,756,049
Capital contributions	—	—	—	—
Capital withdrawals	(8,150,939)	(9,924,305)	(8,482,511)	(22,699,184)
Performance allocation	(330,286)	(416,080)	(371,903)	(990,141)
Net investment loss	(675,983)	(994,849)	(741,202)	(2,188,791)
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	4,748,687	6,154,965	5,323,641	14,427,685
Net change in unrealized depreciation on investments in Adviser Funds, securites and foreign exchange translations	(1,579,896)	(2,044,237)	(1,767,758)	(4,788,803)
Partners' Capital, at September 30, 2018	$68,923,081	$89,647,975	$77,771,938	$210,516,815

*	Consolidated Statement. See note 2 in the notes to the financial statements.
**	Including accumulated net investment gain/(loss) of $(12,270,588); $(17,568,088); $4,690,494; and $11,242,146 respectively.

See notes to financial statements.

3

 HATTERAS FUNDS
(each a Delaware Limited Partnership)

Statements of Cash Flows

For the six months ended September 30, 2018 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Cash flows from operating activities:
Net decrease in partners' capital resulting from operations	$2,492,808	$3,115,879	$2,814,681	$7,450,091
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activies:
Purchases of interests in Hatteras Master Fund, L.P.	—	—	—	—
Proceeds, net of change in withdrawals receivable, from Hatteras Master Fund, L.P.	8,830,128	10,764,605	9,236,983	24,612,987
Net investment loss allocated from Hatteras Master Fund, L.P.	345,781	448,188	387,645	1,050,611
Net realized gain from investments in Adviser Funds, securities and foreign exhange transactions allocated from Hatteras Master Fund, L.P.	(4,748,687)	(6,154,965)	(5,323,641)	(14,427,685)
Net change in unrealized (appreciation)/depreciation on investments in Adviser Funds, securities and foreign exchange translations allocated from Hatteras Master Fund, L.P.	1,579,896	2,044,237	1,767,758	4,788,803
(Increase)/Decrease in receivable for withdrawals from Hatteras Master Fund, L.P.	83,892	1,123,209	526,483	1,639,125
(Increase)/Decrease in other receivables	(73)	(73)	(71)	(78)
(Increase)/Decrease in prepaid assets	(15,783)	(20,075)	(18,093)	(48,913)
Increase/(Decrease) in withholding tax payable	—	122,393	—	253,625
Increase/(Decrease) in servicing fee payable	(2,581)	(3,605)	(2,765)	(7,539)
Increase/(Decrease) in accounting and administration fees payable	6,558	14,739	(6,062)	8,056
Increase/(Decrease) in professional fees payable	(9,029)	2,250	(8,752)	2,251
Increase/(Decrease) in custodian fees payable	180	240	190	300
Increase/(Decrease) in printing fees payable	2,027	6,523	6,539	6,814
Increase/(Decrease) in other accrued expenses	—	49	—	—
Net cash provided by operating activities	8,565,117	11,463,594	9,380,895	25,328,448
Cash flows from financing activities:
Capital contributions	—	—	—	—
Capital withdrawals, net of change in withdrawals payable and performance allocation	(8,565,117)	(11,463,594)	(9,380,895)	(25,328,448)
Net cash used in financing activities	(8,565,117)	(11,463,594)	(9,380,895)	(25,328,448)
Net change in cash	—	—	—	—
Cash at beginning of period	200,000	205,000	200,000	205,000
Cash at end of period	$200,000	$205,000	$200,000	$205,000
Supplemental disclosure of withholding tax paid	$—	$122,394	$—	$253,625

*	Consolidated Statement. See note 2 in the notes to the financial statements.

See notes to financial statements.

4

 HATTERAS FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the six months ended September 30, 2018 (Unaudited)

1.	ORGANIZATION

The Hatteras Funds, each a “Feeder Fund” and collectively the “Feeder Funds” are:

Hatteras Core Alternatives Fund, L.P.
Hatteras Core Alternatives TEI Fund, L.P.
Hatteras Core Alternatives Institutional Fund, L.P.
Hatteras Core Alternatives TEI Institutional Fund, L.P.

The Feeder Funds are organized as Delaware limited partnerships, and are registered under the Securities Act of 1933 (the “1933 Act”), as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, diversified, management investment companies. The primary investment objective of the Feeder Funds is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Feeder Funds’ secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve their objectives, the Feeder Funds provide their investors with access to a broad range of investment strategies, asset categories and trading advisers (“Advisers”) and by providing overall asset allocation services typically available on a collective basis to larger institutions, through an investment of substantially all of their assets into the Hatteras Master Fund, L.P. (the “Master Fund” together with the Feeder Funds, the “Funds”), which is registered under the 1940 Act. Hatteras Funds, LP (the “Investment Manager” or the “General Partner”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) serves as Investment Manager to the Master Fund. Investors who acquire units of limited partnership interest in the Feeder Funds (“Units”) are the limited partners (each, a “Limited Partner” and together, the “Limited Partners”) of the Feeder Funds.

The Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. each invest substantially all of their assets in the Hatteras Core Alternatives Offshore Fund, LDC and Hatteras Core Alternatives Offshore Institutional Fund, LDC, (each a “Blocker Fund” and collectively the “Blocker Funds”), respectively. The Blocker Funds are Cayman Islands limited duration companies with the same investment objective as the Feeder Funds. The Blocker Funds serve solely as intermediate entities through which the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. invest in the Master Fund. The Blocker Funds enable tax-exempt Limited Partners (as defined below) to invest without receiving certain income in a form that would otherwise be taxable to such tax-exempt Limited Partners regardless of their tax-exempt status. The Hatteras Core Alternatives TEI Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Fund, LDC and the Hatteras Core Alternatives TEI Institutional Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Institutional Fund, LDC. The Notes to Financial Statements discuss the Feeder Funds’ investment in the Master Fund, for Hatteras Core Alternatives TEI Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P. assuming, and as stated previously in the paragraph, their investment in the Master Fund passes through the applicable Blocker Fund.

Each Fund is considered an investment company under the 1940 Act, following the accounting principles generally accepted in the United States of America (“GAAP”) and the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies (“ASC 946”). The financial statements of the Master Fund, including the schedule of investments, are included elsewhere in this report and should be read with the Feeder Funds’ financial statements. The percentages of the Master Fund’s beneficial limited partnership interests owned by the Feeder Funds at September 30, 2018 are:

Hatteras Core Alternatives Fund, L.P.	15.39%
Hatteras Core Alternatives TEI Fund, L.P.	20.07%
Hatteras Core Alternatives Institutional Fund, L.P.	17.37%
Hatteras Core Alternatives TEI Institutional Fund, L.P.	47.16%

Each of the Feeder Funds has an appointed Board of Directors (collectively the “Board”), which has the rights and powers to monitor and oversee the business affairs of the Feeder Funds, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Feeder Funds’ business.

5

HATTERAS FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the six months ended September 30, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in accordance with GAAP and are expressed in United States (“U.S.”) dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Investment Valuation

The Feeder Funds do not make direct investments in securities or financial instruments, and invest substantially all of their assets in the Master Fund. The Feeder Funds record their investment in the Master Fund at fair value, based on each Feeder Fund’s pro rata percentage of partners’ capital of the Master Fund. Valuation of securities held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is also discussed in the notes to the Master Fund’s financial statements included elsewhere in this report.

b.	Allocations from the Master Fund

The Feeder Funds record their allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

c.	Feeder Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Feeder Funds is recognized on an accrual basis. Expenses that are specifically attributed to the Feeder Funds are charged to each Feeder Fund. Because the Feeder Funds bear their proportionate share of the management fee of the Master Fund, the Feeder Funds pay no direct management fee to the Investment Manager or sub-adviser. The Feeder Funds’ specific expenses are recorded on an accrual basis.

d.	Tax Basis Reporting

Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each of the Feeder Fund’s allocated earnings is established dependent upon the tax filings of the investment vehicles operated by the Advisers (“Adviser Funds”). Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

e.	Income Taxes

For U.S. Federal income tax purposes, the Feeder Funds are treated as partnerships, and each Limited Partner in each respective Feeder Fund is treated as the owner of its proportionate share of the partners’ capital, income, expenses, and the realized and unrealized gains (losses) of such Feeder Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Feeder Funds since the Limited Partners are individually liable for the taxes on their share of the Feeder Funds.

The Feeder Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Feeder Funds are subject to examination by federal, state, local and foreign jurisdictions, where applicable. For the Feeder Funds’ tax years ended December 31, 2014 through December 31, 2017, the Feeder Funds are open to examination by major tax jurisdictions under the statute of limitations.

The Feeder Funds have reviewed any potential tax positions as of September 30, 2018 and have determined that they do not have a liability for any unrecognized tax benefits or expense. The Feeder Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended September 30, 2018, the Feeder Funds did not incur any interest or penalties.

The Blocker Funds may be subject to withholding of U.S. Federal income tax at the current statutory rate of their allocable share of the Master Fund’s U.S.-source dividend income and other U.S.-source fixed, determinable annual or periodic gains, profits, or income, as defined in Section 881(a) of the Internal Revenue Code of 1986, as amended. This tax treatment differs in comparison to the tax treatment of most forms of interest income.

6

HATTERAS FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the six months ended September 30, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (concluded)

f.	Cash and Cash Equivalents

Cash and cash equivalents includes amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Feeder Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.

g.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in partners’ capital from operations during the reporting period. Actual results could differ from those estimates.

h.	Consolidated Financial Statements

The asset, liability, and equity accounts of the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. are consolidated with their respective Blocker Funds, as presented in the Statements of Assets, Liabilities, and Partners’ Capital, Statements of Operations, Statements of Changes in Partners’ Capital, and Statements of Cash Flows. All intercompany accounts and transactions have been eliminated in consolidation.

3.	ALLOCATION OF LIMITED PARTNERS’ CAPITAL

Allocation Periods begin on the first calendar day of each month and end at the close of business on the last day of each month (“Allocation Period”). The Feeder Funds maintain a separate capital account (“Capital Account”) on their books for each Limited Partner. Net profits or net losses of the Feeder Funds for each Allocation Period will be allocated among and credited to or debited against the Capital Accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the Limited Partners’ capital of the Feeder Funds, which includes; net change in unrealized appreciation or depreciation of investments, realized income and gains or losses, and net investment income or loss during an Allocation Period.

Each Limited Partner’s Capital Account will have an opening balance equal to the Limited Partner’s initial purchase of the Feeder Fund (i.e., the amount of the investment less any applicable sales load of up to 2.00% of the purchased amount for purchases of Units of Hatteras Core Alternatives Fund, L.P. and Hatteras Core Alternatives TEI Fund, L.P.), and thereafter, will be (i) increased by the amount of any additional purchases by such Limited Partner; (ii) decreased for any payments upon repurchase or sale of such Limited Partner’s Units or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner’s allocable share of the net profits or net losses of the Feeder Fund.

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Ending Unites, March 31, 2017	846,256.08	1,119,748.94	886,615.99	2,432,964.81
Purchases	—	—	—	4,803.07
Sales	(185,622.18)	(254,572.53)	(184,592.63)	(515,482.48)
Ending Unites, March 31, 2018	660,633.90	865,176.41	702,023.36	1,922,285.40
Purchases	—	—	—	—
Sales	(71,059.48)	(87,780.20)	(70,317.96)	(190,570.67)
Ending Units, September 30, 2018	589,574.42	777,396.21	631,705.40	1,731,714.73

7

HATTERAS FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the six months ended September 30, 2018 (Unaudited)

4.	RELATED PARTY TRANSACTIONS AND OTHER

In consideration for fund services, each Feeder Fund will pay the Investment Manager (in such capacity, the “Servicing Agent”) a fund servicing fee charged at the annual rate of 0.65% of the month-end partners’ capital of each Feeder Fund. The respective Feeder Fund servicing fees payable to the Servicing Agent will be borne by all Limited Partners of the respective Feeder Fund on a pro-rata basis before giving effect to any repurchase of interests in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to its interest holders, including each Feeder Fund.

The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the “hurdle amount”, which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the U.S. Treasury Yield Curve Rate T Note Constant Maturity 3 Month for the last business day of the preceding calendar year (the “Performance Allocation”). The Performance Allocation is calculated for each Feeder Fund at the Master Fund level. The Performance Allocation is made on a “peak to peak,” or “high watermark” basis, which means that the Performance Allocation is made only with respect to new net profits. If the Master Fund has a net loss in any period followed by a net profit, no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. A Performance Allocation of $330,286, $416,080, $371,903, and $990,141 for the six months ended September 30, 2018, was allocated to the Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P., respectively.

Hatteras Capital Distributors, LLC (“HCD”), an affiliate of the Investment Manager, serves as the Feeder Funds’ distributor. HCD receives a servicing fee from the Investment Manager based on the partners’ capital of the Master Fund as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

US Bank, N.A. (“USB”) serves as custodian of the Feeder Funds’ cash balances and provides custodial services fore the Feeder Funds. US Bancorp Fund Services, LLC (“USBFS”), serves as the administrator and accounting agent to the Feeder Funds and provides certain accounting, record keeping and investor related services. The Feeder Funds pay a fee to the custodian and administrator based upon average total Limited Partners’ capital, subject to certain minimums.

At September 30, 2018, Limited Partners who are affiliated with the Investment Manager owned 94,796 (0.14% of partners’ capital) Hatteras Core Alternatives Fund, L.P., $1,927,048 (2.48% of partners’ capital) of Hatteras Core Alternatives Institutional Fund, L.P., and $671,218 (0.32% of partners’ capital) of Hatteras Core Alternatives TEI Institutional Fund, L.P.

5.	RISK FACTORS

An investment in the Feeder Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its Adviser Fund holdings for extended periods, which may be several years. Limited Partners should refer to the Master Fund’s financial statements included in this report along with the applicable Feeder Fund’s prospectus, as supplemented and corresponding statement of additional information for a more complete list of risk factors. No guarantee or representation is made that the Feeder Funds’ investment objective will be met.

8

HATTERAS FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the six months ended September 30, 2018 (Unaudited)

6.	REPURCHASE OF LIMITED PARTNERS’ UNITS

The Board may, from time to time and in its sole discretion, cause the Feeder Funds to repurchase Units from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Feeder Funds should offer to repurchase Units, the Board will consider, among other things, the recommendation of the Investment Manager and Sub-Adviser. The Feeder Funds generally expect to offer to repurchase Units from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. In no event will more than 20% of the Units of a Feeder Fund be repurchased per quarter. In addition, the Board approved two additional forced repurchases during the year ended March 31, 2018 for Limited Partners with capital balances below a specified minimum of $25,000. The Feeder Funds do not intend to distribute to the Limited Partners any of the Feeder Funds’ income, but generally expect to reinvest substantially all income and gains allocable to the Limited Partners. A Limited Partner may, therefore, be allocated taxable income and gains and not receive any cash distribution. Units repurchased prior to the Limited Partner’s one year anniversary of its initial investment may be subject to a maximum 2.00% repurchase fee. There were no repurchase fees charged during the six months ended September 30, 2018.

7.	INDEMNIFICATION

In the normal course of business, the Feeder Funds enter into contracts that provide general indemnifications. The Feeder Funds’ maximum exposure under these agreements is dependent on future claims that may be made against the Feeder Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Feeder Funds’ financial performance. The total returns in the table represent the rate that a Limited Partner would be expected to have earned or lost on an investment in each Feeder Fund.

The ratios and total return amounts for each Feeder Fund are calculated based on each Limited Partner’s net asset value. The Investment Manager’s interest is excluded from the calculations. An individual Limited Partner’s ratios or returns may vary from the table below based on the timing of contributions and withdrawals and Performance Allocation.

The ratios are calculated by dividing total dollars of income or expenses, as applicable, by the average of total monthly Limited Partners’ capital. The ratios include the Feeder Funds’ proportionate share of the Master Fund’s income and expenses.

Total return amounts are calculated based on the change in Unit value during each accounting period.

The portfolio turnover rate is calculated based on the Master Fund’s investment activity, as turnover occurs at the Master Fund level and the Feeder Funds are typically invested 100% in the Master Fund.

9

HATTERAS FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the six months ended September 30, 2018 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (continued)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Unit Value, March 31, 2013	$93.23	$92.88	$96.68	$96.26
Income from investment operations:
Net investment income (loss)	(0.64)	(0.84)	1.46	0.71
Net realized and unrealized gain on investment transactions	10.09	10.04	8.72	8.68
Total from investment operations	9.45	9.20	10.18	9.39
Unit Value, March 31, 2014	102.68	102.08	106.86	105.65
Income from investment operations:
Net investment income (loss)	0.15	(0.01)	2.48	2.44
Net realized and unrealized gain on investment transactions	6.26	6.37	4.35	4.35
Total from investment operations	6.41	6.36	6.83	6.79
Unit Value, March 31, 2015	109.09	108.44	113.69	112.44
Income from investment operations:
Net investment income (loss)	0.58	0.18	4.48	4.22
Net realized and unrealized gain on investment transactions	(7.89)	(7.65)	(11.26)	(11.03)
Total from investment operations	(7.31)	(7.47)	(6.78)	(6.81)
Unit Value, March 31, 2016	101.78	100.97	106.91	105.63
Income from investment operations:
Net investment income (loss)	(3.96)	(4.29)	0.31	0.15
Net realized and unrealized gain on investment transactions	8.97	9.21	5.31	5.42
Total from investment operations	5.01	4.92	5.62	5.57
Unit Value, March 31, 2017	106.79	105.89	112.53	111.20
Income from investment operations:
Net investment income (loss)	(5.97)	(6.59)	(0.54)	(0.71)
Net realized and unrealized gain on investment transactions	12.57	12.67	7.40	7.47
Total from investment operations	6.60	6.08	6.86	6.76
Unit Value, March 31, 2018	113.39	111.97	119.39	117.96
Income from investment operations:
Net investment income (loss)	(3.39)	(3.57)	(0.43)	(0.62)
Net realized and unrealized gain on investment transactions	6.90	6.92	4.15	4.23
Total from investment operations	3.51	3.35	3.72	3.61
Unit Value, September 30, 2018	$116.90	$115.32	$123.11	$121.57

10

HATTERAS FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the six months ended September 30, 2018 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (continued)

Hatteras Core Alternatives	For the Period Ended September 30, 2018	For the Years Ended March 31,
Fund, L.P.	(Unaudited)	2018	2017	2016	2015	2014
Total return before Performance Allocation	3.10%[4]	6.20%	4.92%	(6.70)%	6.24%	10.14%
Performance Allocation	(0.45)%	(0.02)%	0.00%	0.00%	0.00%	0.00%
Total return after performance Allocation	2.65%[4]	6.18%	4.92%	(6.70)%	6.24%	10.14%
Net investment income (loss)[1]	(1.86)%[5]	(1.90)%	(1.44)%	2.24%	1.90%	1.18%
Operating expenses, excluding Performance Allocation[1,2,3]	2.28%[5]	2.56%	2.42%	2.44%	2.42%	2.38%
Performance Allocation[1]	0.45%	0.02%	0.00%	0.00%	0.00%	0.00%
Net expenses[1]	2.73%[5]	2.58%	2.42%	2.44%	2.42%	2.38%
Partners' capital, end of period (000's)	$68,923	$74,911	$90,373	$108,291	$144,092	$166,776
Portfolio Turnover Rate (Master Fund)	6.55%[4]	18.90%	6.49%	8.20%	8.78%	19.03%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different.

[3]

Ratios include other operating expenses of allocated credit facility fees interest expense, from the Master Fund. For the period ended September 30, 2018 and the years ended March 31, 2018-2014, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.03%, 0.02%, 0.09%, 0.12%, 0.10%, and 0.09%, respectively. For the period ended September 30, 2018 and years ended March 31, 2018 - 2014, the ratios of operating expenses excluding allocated credit facility fees and interest expense to average partners’ capital were 2.25%, 2.58%, 2.33%, 2.32%, 2.32%, and 2.29%, respectively.

[4]	Not Annualized.
[5]	Annualized.

11

HATTERAS FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the six months ended September 30, 2018 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (continued)

Hatteras Core Alternatives TEI	For the Period Ended September 30, 2018	For the Years Ended March 31,
Fund, L.P.	(Unaudited)	2018	2017	2016	2015	2014
Total return before Performance Allocation	2.99%[4]	6.06%	4.88%	(6.89)%	6.23%	9.91%
Performance Allocation	(0.44)%	(0.32)%	0.00%	0.00%	0.00%	0.00%
Total return after performance Allocation	2.55%[4]	5.74%	4.88%	(6.89)%	6.23%	9.91%
Net investment income (loss)[1]	(1.86)%[5]	(2.01)%	(1.50)%	2.05%	1.87%	0.96%
Operating expenses, excluding Performance Allocation[1,2,3]	2.53%[5]	2.66%	2.49%	2.63%	2.45%	2.59%
Performance Allocation[1]	0.44%	0.32%	0.00%	0.00%	0.00%	0.00%
Net expenses[1]	2.97%[5]	2.98%	2.49%	2.63%	2.45%	2.59%
Partners' capital, end of period(000's)	$89,648	$96,872	$118,573	$142,886	$191,281	$222,419
Portfolio Turnover Rate (Master Fund)	6.55%[4]	18.90%	6.49%	8.20%	8.78%	19.03%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different.

[3]

Ratios include other operating expenses of allocated credit facility fees interest expense, from the Master Fund. For the period ended September 30, 2018 and years ended March 31, 2018-2014, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.03%, 0.02%, 0.09%, 0.12%, 0.09%, and 0.08%, respectively; and the ratios of witholding tax to average partners’ capital were 0.20%, 0.23%, 0.16%, 0.22%, 0.10% and 0.12%, respectively. For the period ended September 30, 2018 and years ended March 31, 2018 - 2014, the ratios of operating expenses excluding witholding tax, allocated credit facility fees and interest expense to average partners’ capital were 2.30%, 2.41%, 2.24%, 2.29%, 2.25, and 2.26%, respectively.

[4]	Not Annualized.
[5]	Annualized.

12

HATTERAS FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the six months ended September 30, 2018 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (continued)

Hatteras Core Alternatives	For the Period Ended September 30, 2018	For the Years Ended March 31,
Institutional Fund, L.P.	(Unaudited)	2018	2017	2016	2015	2014
Total return before Performance Allocation	3.12%[5]	6.27%	5.26%	(5.96)%	7.12%	10.91%
Performance Allocation	(0.46)%	(0.17)%	0.00%	0.00%[4]	(0.73)%	(0.38)%
Total return after performance Allocation	2.66%[5]	6.10%	5.26%	(5.96)%	6.39%	10.53%
Net investment income (loss)[1]	(1.82)%[6]	(1.83)%	(1.12)%	3.02%	1.98%	1.57%
Operating expenses, excluding Performance Allocation[1,2,3]	2.24%[6]	2.48%	2.10%	1.66%	1.62%	1.61%
Performance Allocation[1]	0.46%	0.17%	0.00%	0.00%[4]	0.73%	0.38%
Net expenses[1]	2.70%[6]	2.65%	2.10%	1.66%	2.35%	1.99%
Partners' capital, end of period (000's)	$77,772	$83,812	$99,772	$118,364	$154,963	$179,279
Portfolio Turnover Rate (Master Fund)	6.55%[5]	18.90%	6.49%	8.20%	8.78%	19.03%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different.

[3]

Ratios include other operating expenses of allocated credit facility fees interest expense, from the Master Fund. For the period ended September 30, 2018 and years ended March 31, 2018-2014, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.03%, 0.02%, 0.09%, 0.12%, 0.10%, and 0.09%, respectively. For the period ended September 30, 2018 and years ended March 31, 2018 - 2014, the ratios of operating expenses excluding allocated credit facility fees and interest expense to average partners’ capital were 2.21% 2.46%, 2.01%, 1.54%, 1.52%, and 1.52%, respectively.

[4]	Reversal of accrued Performance Allocation from April 1, 2015 to December 31, 2015, round to less than 0.005%.
[5]	Not Annualized.
[6]	Annualized.

13

HATTERAS FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the six months ended September 30, 2018 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (concluded)

Hatteras Core Alternatives TEI	For the Period Ended September 30, 2018	For the Years Ended March 31,
Institutional Fund, L.P.	(Unaudited)	2018	2017	2016	2015	2014
Total return before Performance Allocation	3.06%[5]	6.25%	5.28%	(6.07)%	7.16%	10.73%
Performance Allocation	(0.45)%	(0.17)%	0.00%	0.01%[4]	(0.73)%	(0.98)%
Total return after performance Allocation	2.61%[5]	6.08%	5.28%	(6.06)%	6.43%	9.75%
Net investment income (loss)[1]	(1.98)%[6]	(1.86)%	(1.11)%	2.92%	2.01%	0.82%
Operating expenses, excluding Performance Allocation[1,2,3]	2.40%[6]	2.51%	2.09%	1.76%	1.59%	1.75%
Performance Allocation[1]	0.45%	0.17%	0.00%	(0.01)%	0.73%	0.98%
Net expenses[1]	2.85%[6]	2.68%	2.09%	1.75%	2.32%	2.73%
Partners' capital, end of period (000's)	$210,517	$226,756	$270,556	$318,297	$414,060	$478,238
Portfolio Turnover Rate (Master Fund)	6.55%[5]	18.90%	6.49%	8.20%	8.78%	19.03%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different.

[3]

Ratios include other operating expenses of allocated credit facility fees interest expense, from the Master Fund. For the period ended September 30, 2018 and years ended March 31, 2018-2014, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.03%, 0.02%, 0.09%, 0.12%, 0.10%, and 0.09%, respectively; and the ratios of witholding tax to average partners’ capital were 0.12%, 0.22%, 0.14%, 0.20%, 0.09% and 0.23%, respectively. For the period ended September 30, 2018 and years ended March 31, 2018 - 2014, the ratios of operating expenses excluding witholding tax, allocated credit facility fees and interest expense to average partners’ capital were 2.25% 2.27%, 1.86%, 1.44%, 1.40%, and 1.43%, respectively.

[4]	Reversal of accrued Performance Allocation from April 1, 2015 to December 31, 2015.
[5]	Not Annualized.
[6]	Annualized.

14

HATTERAS FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Concluded)

As of and for the six months ended September 30, 2018 (Unaudited)

9.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements except for the following:

The Investment Manager recommended to the Boards that a tender offer in an amount of up to approximately 5.00% of partners’ capital of each of the Feeder Funds be made for the quarter ending December 31, 2018 to those Limited Partners who elect to tender their Units prior to the expiration of the tender offer period. The Boards approved such recommendation and Limited Partners in the Feeder Funds were notified of the tender offer’s expiration date on September 13, 2018, and submitted the following tender requests from October 1, 2018 through the date of expiration of the tender offer:

Hatteras Core Alternatives Fund, L.P.	$3,485,010
Hatteras Core Alternatives TEI Fund, L.P.	$4,502,150
Hatteras Core Alternatives Institutional Fund, L.P.	$3,900,112
Hatteras Core Alternatives TEI Institutional Fund, L.P.	$10,544,975

15

HATTERAS FUNDS
(each a Delaware Limited Partnership)

Board of Directors

(Unaudited)

The identity of the Board members (each a “Director”) and brief biographical information, as of September 30, 2018, is set forth below. The business address of each Director is care of Hatteras Funds, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615. The term of office of each Director is from the time of such Director’s election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days’ prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners. The Feeder Funds’ Statements of Additional Information include information about the Directors and may be obtained without charge by calling 1-888-363-2324.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July 18, 1962	President and Chairman of the Board of Directors	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Funds, LP (2014 to Present); Founder of Hatteras Investment Partners LLC and its affiliated entities ("Hatteras Funds") in 2003.	6
INDEPENDENT DIRECTORS
H. Alexander Holmes May 4, 1942	Director; Audit Committee Member	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	7
Steve E. Moss, CPA February 18, 1953	Director; Audit Committee Member	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present); Member Manager, HMKCT Properties, LLC (1996 to Present).	7
Gregory S. Sellers May 5, 1959	Director; Audit Committee Member	Since Inception	Chief Financial Officer, Chief Operating Officer, Spectrum Consultants, Inc., a sales marketing firm in the prior housing industry (2015 to present); Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to 2015).	7
Thomas Mann February 1, 1950	Director; Audit Committee Member	Since 2013	Private Investor (2012 to Present).	7

[1]

With respect to Mr. Perkins, the “Fund Complex” consists of, as of September 30, 2018, the Funds the Master Fund and Hatteras VC Co-Investment Fund II, LLC with respect to each Independent Director, the “Fund Complex” consists of, as of September 30, 2018, the Funds, the Master Fund, Hatteras VC Co-Investment Fund II LLC, and Trust for Advisor Solutions (consisting of one fund).

[2]	Deemed to be an “interested” Director of the Feeder Funds because of his affiliations with Hatteras Funds.

16

HATTERAS FUNDS
(each a Delaware Limited Partnership)

Fund Management

(Unaudited)

Set forth below is the name, date of birth, position with each Feeder Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2018, of each of the persons currently serving as Executive Officers of the Feeder Funds. The business address of each officer is care of Hatteras Funds, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Andrew P. Chica September 7, 1975	Chief Compliance Officer	Since 2008

Chief Compliance Officer, Hatteras Funds, LP from 2014 to present; Chief Compliance Officer, Hatteras Investment Partners and Hatteras Capital Investment Management from 2007 to 2014, Chief Compliance Officer, Hatteras Alternative Mutual Funds, LLC from 2009 to 2014.

N/A
Candi Hughes May 30, 1971	Treasurer	Since 2017	Controller, Hatteras Funds, LP (2017 to present); Vice President of Operations, Eton Advisors LP (2016 to 2017); Director of Securities Operations, Hatteras Funds, LP (2009 to 2016).	N/A
Jessica R. Sherburne November 4, 1977	Secretary	Since 2017	Head of Operations, Hatteras Funds, LP (2018 to present); Chief Marketing Officer, Hatteras Funds, LP (2015 to 2017); Director of Marketing, Hatteras Funds, LP (2011 to 2015).	N/A

[1]	The “Fund Complex” consists of, as of September 30, 2018, the Funds the Master Fund, Hatteras VC Co-Investment Fund II, LLC, and Trust for Advisor Solutions (consisting of one fund).

17

HATTERAS FUNDS
(each a Delaware Limited Partnership)

Other Information

(Unaudited)

PROXY VOTING

For free information regarding how the Master Fund voted proxies during the period ended June 30, 2018 or to obtain a free copy of the Master Fund’s complete proxy voting policies and procedures, call 1-800-504-9070 or visit the SEC’s website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Feeder Funds file their complete schedule of portfolio holdings, which includes securities held by the Master Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Feeder Funds’ Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

Hatteras Master Fund, L.p.
(a Delaware Limited Partnership)

Financial Statements

As of and for the six months ended September 30, 2018
(Unaudited)

Hatteras Master Fund, L.p.
(a Delaware Limited Partnership)

As of and for the six months ended September 30, 2018
(Unaudited)

Table of Contents

Schedule of Investments	1-5
Statement of Assets, Liabilities and Partners’ Capital	6
Statement of Operations	7
Statements of Changes in Partners’ Capital	8
Statement of Cash Flows	9
Notes to Financial Statements	10-19
Board of Directors	20
Fund Management	21
Other Information	22

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments

September 30, 2018 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL

Percentages are as follows:

Investment in Adviser Funds and Securities	Cost	Fair Value
Event Driven — (7.74%)
Eton Park Fund, L.P a,b,c,	$495,316	$65,545
Harbinger Capital Partners Fund I, L.P.[a,b,c,d]	11,188,445	788,326
Harbinger Credit Distressed Blue Line Fund, L.P.[a,b,c,e]	12,326,927	1,394,201
King Street Capital, L.P. [a,b,c,e]	10,000,000	10,154,235
Marathon Special Opportunities Fund, L.P.[a,b,c]	352,526	198,526
OZ Asia, Domestic Partners, L.P. [a,b,c,d]	445,394	217,921
Perry Partners, L.P [a,b,c]	5,235	12,391
Senator Global Opportunity Fund [a,b,c,e]	8,000,000	8,154,339
Third Point Partners Qualified, L.P. [a,b,e]	13,000,000	13,633,308
Total Event Driven	55,813,843	34,618,792

Long Short Equity — (7.36%)
Camcap Resources, L.P.[a,b,c]	491,057	54,044
Crosslink Crossover Fund V, L.P.[a,b,c]	482,557	1,253,347
Crosslink Crossover Fund VI, L.P.[a,b,c]	2,683,360	4,922,643
EMG Investment, LLC[a,b,c]	726,646	1,864,609
Gavea Investment Fund II, L.P. [a,b,c,d]	7,831	24,525
Gavea Investment Fund III, L.P. [a,b,c,d]	123,327	761,308
Hound Partners, L.P.[a,b,e]	4,773,157	7,542,976
Light Street Argon, L.P.[a,b]	1,294,333	1,970,204
PIPE Equity Partners [a,b,c]	7,862,378	983,768
PIPE Select Fund, LLC [a,b,c]	3,218,604	2,404,563
TengYue Partners Fund, L.P.[a,b,e]	—	—
The Raptor Private Holdings, L.P.[a,b,c]	155,648	90,079
Tybourne Equity (U.S.) Fund, Class Aa,b,d,e	4,054,471	9,767,279
Valiant Capital Partners, L.P.[a,b,c,e]	522,512	1,251,220
WCP Real Estate Strategies Fund, L.P.[a,b,c]	16,388	19,206
Total Long Short Equity	26,412,269	32,909,771

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Macro — (3.72%)	Cost	Fair Value
Aspect US Fund LLC - Diversified Class [a,b]	$8,000,000	$8,094,512
Graham Absolute Return Trading Ltd. [a,b,e]	7,947,801	8,288,159
Touradji Private Equity Onshore Fund, LTD.[a,b,c,d]	1,773,871	247,200
Total Macro	17,721,672	16,629,871

Relative Value — (6.36%)
BDCM Partners I, L.P.[a,b,c]	8,323,927	10,858,799
D.E. Shaw Composite Fund, LLC [a,b,c]	322,734	663,908
Drawbridge Special Opportunities Fund, L.P.[a,b,c]	184,042	257,583
Fortress VRF Advisors I, LLC[a,b,c]	105,068	85,599
HBK Multi-Strategy Fund, L.P [a,b,c]	16,000,000	16,460,718
Prospect Harbor Credit Partners, L.P. [a,b,c]	13,705	46,977
Stark Investments, L.P. [a,b,c]	53,194	22,499
Stark Select Asset Fund, LLC [a,b,c]	40,565	48,116
Total Relative Value	25,043,235	28,444,199

Private Investments — (75.60%)
Investments in Adviser Funds
ABRY Advanced Securities Fund III, L.P.[a,b,d]	1,307,575	1,751,328
ABRY Advanced Securities Fund, L.P.[a,b,d]	231,526	114,406
ABRY Partners VI, L.P.[a,b]	1,448,729	147,360
ABRY Partners VII, L.P.[a,b]	1,708,074	1,463,439
ABRY Partners VIII, L.P.[b,d]	1,973,577	2,409,563
Accel-KKR Capital Partners III, L.P.[a,b]	4,017,668	5,108,703
Accel-KKR Capital Partners IV, L.P.[b]	1,823,980	2,460,421
ACM Opportunities Fund, L.P. (Class E) [a,b]	3,000,000	6,794,972
Angeles Equity Partners I, L.P.[b]	319,214	139,676
Arclight Energy Partners Fund IV, L.P.[b]	1,096,887	473,671
Arclight Energy Partners Fund V, L.P.[a,b]	3,161,832	3,404,329
Ascendent Capital Partners I, L.P.[b,d]	1,397,756	1,532,254
BDCM Opportunity Fund II, L.P.[b]	2,986,264	5,590,604
Benson Elliot Real Estate Partners II, L.P.[a,b,g]	3,585,137	946,862
Cadent Energy Partners II, L.P.[b]	5,088,659	11,020,228
Canaan Natural Gas Fund X, L.P.[a,b]	6,152,301	944,157
CDH Fund IV, L.P.[b,d]	1,180,125	2,680,590
CDH Venture Partners II, L.P.[b,d]	3,113,049	5,806,794
China Special Opportunities Fund III, L.P.[b,d]	4,647,820	5,965,829
Claremont Creek Ventures II, L.P.[a,b]	2,946,392	2,268,763
Claremont Creek Ventures, L.P.[a,b]	1,476,005	—
Colony Investors VII, L.P.[a,b]	2,514,480	365,200
Colony Investors VIII, L.P.[b]	6,143,940	192,600
CX Partners Fund LTD, [b,d]	3,695,337	5,841,000
Dace Ventures I, L.P.[a,b]	2,219,397	1,030,115
Darwin Private Equity I, L.P.[b,g]	4,544,187	796,588
ECP IHS (Mauritius) Limited [a,b,f]	7,343,981	10,778,848

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Private Investments — (75.60%) (continued)	Cost	Fair Value
EMG AE Permian Co-Investment, L.P.[a,b]	$3,000,000	$343,800
EMG Ascent 2016, L.P.[a,b]	4,203,815	6,011,192
EMG Ascent Secondary Fund, L.P.[a,b]	116,829	200,584
EnerVest Energy Institutional Fund X-A, L.P.[a,b]	2,161,129	911,753
EnerVest Energy Institutional Fund XI-A, L.P.[a,b]	6,150,454	2,707,878
ENR Partners, L.P.[a,b]	32,744	—
Fairhaven Capital Partners, L.P.[a,b]	4,912,028	5,260,777
Florida Real Estate Value Fund, L.P.[b]	—	972,242
Forum European Realty Income III, L.P.[b,d]	2,526,877	786,499
Garrison Opportunity Fund II A, LLC[a,b]	—	1,372,812
Garrison Opportunity Fund, LLC[a,b]	—	420,020
Glade Brook Private Investors II L.P. [a,b]	4,257,578	3,929,434
Glade Brook Private Investors III LLC [a,b]	3,108,407	2,783,459
Glade Brook Private Investors X LLC [a,b]	650,815	740,154
Glade Brook Private Opportunities Fund, LLC [a,b]	3,525,461	4,077,402
Great Point Partners I, L.P.[a,b]	1,022,288	546,821
Greenfield Acquisition Partners V,L.P.[b]	2,368,767	134,961
GTIS Brazil Real Estate Fund, L.P. [b]	6,894,267	6,429,537
Halifax Capital Partners II, L.P. [a,b]	1,736,689	224,652
Halifax Capital Partners III, L.P.[a,b]	3,967,125	3,523,724
Hancock Park Capital III, L.P.[a,b]	904,413	352,307
Healthcor Partners Fund, L.P.[a,b,e]	3,780,652	4,547,348
Hillcrest Fund, L.P.[a,b,d]	2,195,635	63,896
Intervale Capital Fund, L.P.[a,b]	2,255,730	2,484,799
J.C. Flowers II, L.P.[b,d]	8,167,672	10,075,714
J.C. Flowers III, L.P.[b,d]	6,123,739	4,194,933
L C Fund V, L.P.[b,d]	3,069,162	4,938,323
Light house Capital Partners VI, L.P.[a,b]	291,948	164,284
Light Street SPVH, L.P.[a,b]	2,000,000	2,000,000
Lyfe Capital Fund, L.P.[a,b,d]	2,485,438	3,746,610
Merit Energy PartnersF-II, L.P.[a,b]	1,143,899	483,271
Mid Europa Fund III, L.P.[b,i]	3,805,055	1,781,180
Monomoy Capital Partners II, L.P.[a,b]	5,329,073	3,351,180
Monomoy Capital Partners III, L.P.[a,b]	385,820	295,589
Natural Gas Partners IX, L.P.[b]	616,527	171,205
Natural Gas Partners VIII, L.P.[b]	—	11,617
New Horizon Capital III, L.P.[b,d]	1,799,236	3,237,231
NGP Energy Technology Partners II, L.P. [b]	4,141,276	2,649,492
NGP Energy Technology Partners, L.P.[a,b]	615,254	2,662
NGP Midstream & Resources Follow-On Fund, L.P. [b]	735,733	1,259,446
NGP Midstream & Resources, L.P.[b]	3,976,883	3,493,826
Northstar Equity Partners III Limited [b,d]	3,617,768	3,685,896
OCM Mezzanine Fund II, L.P.[a,b]	382,661	212,350
Octave Japan Infrastructure Fund 1[a,b,j]	1,304,398	1,214,020

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Private Investments — (75.60%) (continued)	Cost	Fair Value
ORBIS Real Estate Fund I, L.P. [a,b,f]	$2,745,696	$1,284,806
Orchid Asia IV, L.P.[b,d]	2,779,246	13,340,310
Parmenter Realty Fund IV, L.P.[b]	867,586	187,802
Patron Capital III, L.P.[a,b,g]	4,127,883	799,972
Phoenix Asia Real Estate Investments L.P.[a,b,d]	2,591,976	2,346,986
Pine Brook Capital Partners, L.P.[b]	5,202,542	2,155,716
Private Equity Investment Fund V, L.P [a,b]	12,442,343	6,023,181
Private Equity Investors Fund IV, L.P. [a,b]	1,486,130	108,195
Rockwood Capital Real Estate Partners Fund VII, L.P. [b]	3,326,627	959,780
Roundtable Healthcare Partners II, L.P. [a,b]	—	—
Roundtable Healthcare Partners III, L.P. [a,b]	4,798,436	6,071,927
Saints Capital VI, L.P.[b]	5,648,346	2,143,538
Sanderling Venture Partners VI Co-Investment L.P. [a,b]	560,181	631,191
Sanderling Venture Partners VI, L.P. [a,b]	735,999	1,020,041
SBC U.S. Fund, L.P.[a,b]	2,844,106	3,245,983
Sentient Global Resources Fund III, L.P. [b,d]	12,282,599	7,445,447
Sentient Global Resources Fund IV, L.P. [a,b]	5,299,817	3,341,102
Singerman Real Estate Opportunity Fund, L.P. [b]	1,164,475	1,355,309
Sovereign Capital L.P. III [b,g]	2,184,598	6,764,965
Square Mile Partners III, L.P.[a,b]	1,958,511	288,716
Sterling Capital Partners Venture Fund II, L.P. [a,b]	1,472,209	257,758
Sterling Group Partners III, L.P. [a,b]	4,698,528	2,325,388
Strategic Value Global Opportunities Fund I-A, L.P. [a,b]	1,836,663	781,172
Sweetwater Secondaries Fund II LP	14,599,500	19,715,042
TDR Capital AS 2013 L.P. [a,b,g]	6,184,080	818,496
Tenaya Capital V, L.P.[a,b]	2,720,981	3,848,471
The Column Group, L.P. [a,b]	4,496,728	4,879,139
The Energy & Minerals Group Fund II L.P. [b]	4,057,224	5,767,917
The Energy & Minerals Group Fund III L.P. [b]	2,770,047	2,293,178
The Energy & Minerals Group Fund IV L.P. [b]	1,444,034	1,914,036
The Founders Fund III,L.P.[a,b]	4,435,510	15,951,753
The Founders Fund IV, L.P.[a,b]	1,983,424	9,280,281
The Founders Fund VI, L.P.[a,b]	390,000	418,036
Tiger Global Investments Partners VI, L.P.[a,b,d]	4,065,110	4,257,421
Tiger Global Investments Partners VII, L.P.[b,d]	1,925,940	2,908,357
Tiger Global PIP X, L.P. [a,b,d]	2,000,000	3,050,804
TPF II, L.P. [a,b]	1,814,310	176,706
Trivest Fund IV, L.P.[a,b]	1,341,720	1,834,081
Trivest Fund V, L.P.[a,b]	2,144,632	2,231,748
Trivest Growth Investment Fund, L.P.[a,b]	578,012	621,245
TRUE Ventures III, L.P. [a,b]	1,822,928	2,457,895
Urban Oil and Gas Partners A-1, L.P.[a,b]	6,874,263	2,500,000
Urban Oil and Gas Partners B-1, L.P.[b]	2,820,956	2,943,620
VCFA Private Equity Partners IV, L.P.[b]	1,055,398	141,867

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments (Concluded)

September 30, 2018 (Unaudited)

Private Investments — (75.60%) (concluded)	Shares	Cost	Fair Value
VCFA Venture Partners V, L.P.[a,b]		$3,023,472	$1,308,104
Voyager Capital Fund III, L.P. [a,b]		1,806,922	2,376,591
WCP Real Estate Fund I, L.P. [a,b]		742,933	193,400
Westview Capital Partners II, L.P.[a,b]		3,150,264	4,976,442
Zero2IPO China Fund II, L.P. [a,b,d]		3,187,491	2,422,461
Total Investments in Adviser Funds		351,377,513	337,989,556

Investments in Private Companies
Illumitex, Inc., Common Stock[a,b]	12,278	1,499,369	—
Total Investments in Private Companies		1,499,369	—
Total Private Investments		352,876,882	337,989,556

Total Investments in Adviser Funds and Securities (cost $477,867,901)			450,592,189

Short-Term Investments — (5.56%)
US Bank Money Market	24,856,346	24,856,346	24,856,346
Total Short-Term Investments (cost $24,856,346)			24,856,346
Total Investments (cost $502,724,247) (106.35%)			475,448,535
Liabilities in excess of other assets (6.35)%			(28,383,510)
Partners’ capital — (100.00%)			$447,065,025

[a]	Non-income producing.
[b]	Adviser Funds and securities that are issued in private placement transactions may have limited resale or redemptions terms.
[c]	The Adviser Fund has imposed gates on or has limited redemptions. The total cost and fair value of these investments as of September 30, 2018 was $85,921,257 and $63,306,195, respectively.
[d]	Domiciled in Cayman Islands
[e]

Securities held in custody by US Bank N.A., as collateral for a credit facility. The total cost and fair value of these investments as of September 30, 2018 was $64,405,520 and $64,733,065, respectively.

[f]	Domiciled in Mauritius
[g]	Domiciled in United Kingdom
[h]	Domiciled in Republic of Singapore
[i]	Domiciled in Guernsey
[j]	Domiciled in Japan
[k]	The rate shown is the annualized 7-day yield as of September 30, 2018

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

September 30, 2018 (Unaudited)

Assets
Investments in Adviser Funds and securites, at fair value (cost $477,867,899)	$450,592,189
Investments in short-term investments, at fair value (cost $24,856,346)	24,856,346
Receivable from redemption of Adviser Funds	512,115
Dividends and interest receivable	13,496
Prepaid assets	99
Total assets	$475,974,245
Liabilities and partners' capital
Withdrawals payable	$28,277,714
Management fee payable	396,115
Professional fees payable	143,771
Accounting and administration fees payable	59,664
Printing fees payable	20,343
Line of credit fees payable	9,261
Custodian fees payable	2,352
Total liabilities	28,909,220
Partners' capital	447,065,025
Total liabilities and partners' capital	$475,974,245

Components of Partners' capital (See Note 10)
Capital contributions (net)	$125,433,674
Total distributable earnings	321,631,351
Partners' capital	$447,065,025

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statement of Operations

For the period ended September 30, 2018 (Unaudited)

Investment income
Interest	$399,740
Distributions from Adviser Funds	334,220
Other Income	253,016
Total investment income	986,976
Operating expenses
Management fee	2,372,887
Accounting and administration fees	176,400
Risk management expense	171,121
Directors expense	160,421
Line of credit fees	122,667
Professional fees	120,500
Compliance consulting fees	37,000
Printing expense	10,667
Custodian fees	6,000
Interest expense	2,639
Other expenses	38,899
Total operating expenses	3,219,201
Net investment loss	(2,232,225)
Net realized gain and change in unrealized appreciation on investments in Advisor Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	30,654,978
Net change in unrealized depreciation on investments in Adviser Funds, securites and foreign exchange translations	(10,180,694)
Net realized gain and change in unrealized appreciation on investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	20,474,284
Net increase in partners' capital resulting from operations	$18,242,059

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statements of Changes in Partners’ Capital

For the year ended March 31, 2018 and the period ended September 30, 2018 (Unaudited)

	General Partners’ Capital	Limited Partners’ Capital	Total Partners’ Capital
Partners’ capital, at March 31, 2017	$—	$579,199,885	$579,199,885
Capital contributions	—	550,000	550,000
Capital withdrawals	(970,458)	(133,547,272)	(134,517,730)
Net investment loss	—	(4,254,593)	(4,254,593)
Net realized gain from investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	—	82,522,108	82,522,108
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	—	(41,231,999)	(41,231,999)
Performance allocation	—	(970,458)	(970,458)
Partners’ capital, at March 31, 2018*	$—	$482,267,671	$482,267,671
Capital contributions	—	—	—
Capital withdrawals	(2,108,410)	(51,336,295)	(53,444,705)
Net investment loss	—	(2,232,225)	(2,232,225)
Net realized gain from investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	—	30,654,978	30,654,978
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	—	(10,180,694)	(10,180,694)
Performance Allocation	2,108,410	(2,108,410)	—
Partners’ capital, at September 30, 2018	$—	$447,065,025	$447,065,025

*	Including accumulated net investment income of $72,944,873.

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statement of Cash Flows

For the period ended September 30, 2018 (Unaudited)

Cash flows from operating activities:
Net decrease in partners' capital resulting from operations
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activities:	$18,242,059
Purchases of Adviser Funds and securities	(30,527,008)
Proceeds from redemptions, sales, or other dispositions of Adviser Funds and securities, net of change in related receivables	110,771,750
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	(30,654,978)
Net change in unrealized depreciation on investments in Adviser Funds, securities and foreign exchange translations	10,180,694
Net purchases of short-term investments	(21,014,323)
Decrease in distributions and interest receivable	13,627
Increase in prepaid assets	(85)
Decrease in management fee payable	(25,470)
Decrease in professional fees payable	(134,815)
Decrease in risk management fees payable	(40,237)
Increase in accounting and administration fees payable	724
Decrease in line of credit fees payable	(1,406)
Decrease in line of credit fees payable	(4,601)
Decrease in custodian fees payable	(599)
Net cash provided by operating activities	56,805,332
Cash flows from financing activities:
Capital contributions	—
Capital withdrawals, net of change in withdrawals payable and performance allocation	(56,817,413)
Line of credit borrowings	1,500,000
Line of credit repayments	(1,500,000)
Net cash used in financing activities	(56,817,413)
Net change in cash	(12,081)
Cash at beginning of period	12,081
Cash at end of period	$—
Supplemental disclosure of interest expense paid	$2,639
Supplemental disclosure line of credit fees paid	$161,827

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the six months ended September 30, 2018 (Unaudited)

1.	ORGANIZATION

Hatteras Master Fund, L.P. (the “Master Fund”) was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004 and commenced operations on January 1, 2005. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. The Master Fund is managed by Hatteras Funds, LP (the “Investment Manager” or the “General Partner”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The primary objective of the Master Fund is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Master Fund’s secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve its objectives, the Master Fund provides its limited partners (each, a “Limited Partner” and together, the “Limited Partners”) with access to a broad range of investment strategies, asset categories, and trading advisers (“Advisers”) and by providing overall asset allocation services typically available on a collective basis to larger institutions. The Master Fund invests with each Adviser by becoming a participant in an investment vehicle operated by such Adviser (each an “Adviser Fund”, collectively, the “Adviser Funds”) which includes exchange traded funds (“ETFs”), hedge funds, and investment funds.

The Master Fund is considered an investment company under the 1940 Act, following the accounting principles generally accepted the United States of America (“GAAP”) and the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies (“ASC 946”).

The Master Fund has an appointed Board of Directors (the “Board”), which has the rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund’s business.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Master Fund’s accounting and reporting policies conform with GAAP.

b.	Cash

Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.	Valuation of Investments

The Master Fund’s valuation procedures have been approved by the Board. The valuation procedures are implemented by the Master Fund’s Investment Manager and Sub-Adviser and the third party administrator, which report to the Board. For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund.

Investments held by the Master Fund include:

●

Investments in Adviser Funds — The Master Fund values interests in the Adviser Funds at fair value, using the net asset value (“NAV”) or pro rata interest in the members’ capital of the Adviser Funds as a practical expedient, as provided by the investment managers of such Adviser Funds. These Adviser Funds value their underlying investments in accordance with policies established by such Adviser Funds, which ordinarily will be the value determined by their respective investment managers. Investments in Adviser Funds are subject to the terms of the Adviser Funds’ offering documents. Valuations of the Adviser Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Adviser Funds’ investment managers as required by the Adviser Funds’ offering documents. If the Investment Manager and Sub-Adviser determine that the most recent value reported by any Adviser Fund does not represent fair value or if any Adviser Fund fails to report

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the six months ended September 30, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Valuation of Investments (continued)

a value to the Master Fund, a fair value determination is made under the Master Fund’s valuation procedures under the general supervision of the Board. While these valuations are intended to estimate the value the Master Fund might reasonably expect to receive upon the current sale of the Adviser Funds in the ordinary course of business, such values may differ from the value that the Master Fund would actually realize if the Adviser Funds were sold.

The interests of some Adviser Funds, primarily investments in private equity funds, may be valued based on the best information available at the time the Master Fund’s partners’ capital is calculated. The Investment Manager and Sub-Adviser have established procedures for reviewing the effect on the Master Fund’s partners’ capital due to the timing of the reported value of interests received for certain Adviser Funds. The Master Fund is not able to obtain complete investment holding details of each of the Adviser Funds held within the Master Fund’s portfolio in order to determine whether the Master Fund’s proportional share of any investments held by the Adviser Funds exceed 5% of the partners’ capital of the Master Fund as of September 30, 2018.

●

Investments in Securities — Securities traded on one or more of the United States (“U.S.”) national securities exchanges or the OTC Bulletin Board will be valued at their last sales price. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price, at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Money market funds are valued daily at their net asset value.

●

Investments in Private Companies — Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Investment Manager. Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following: projected sales, net earnings, earnings before interest, taxes, depreciation and amortization (“EBITDA”), balance sheets, public or private transactions, valuations for publicly traded comparable companies, recent round of financing in the company’s stock, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition. The amount determined to be fair value may incorporate the Investment Manager’s own assumptions (including appropriate risk adjustments for nonperformance and lack of marketability). The methods used to estimate the fair value of private companies include: (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets — e.g., multiplying a key performance metric of the investee company or asset, such as projected revenue or EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions — adjusted by the Investment Manager for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), and (3) cost for a period of time after an acquisition (where such amount is determined by the Investment Manager to be the best indicator of fair value). These valuation methodologies involve a significant degree of judgment. While these valuations are intended to estimate the value the Master Fund might reasonably expect to receive upon the current sale of investments in private companies in the ordinary course of business, such values may differ from the value that the Master Fund would actually realize if the investments in private companies were sold.

●

Investments in Options — Options contracts give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. For the six months ended September 30, 2018, the Master Fund held options that were granted from one of the Master Fund’s private companies. Options are valued by the Investment Manager and Sub-Adviser using an option pricing model. At September 30, 2018, the fair value of options held by the Master Fund had no effect on the Schedule of Investments. For the six months ended September 30, 2018, options had no effect on unrealized appreciation (depreciation) in the Master Fund’s Statement of Operations. During the period ended September 30, 2018, no other derivatives were held by the Master Fund.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the six months ended September 30, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Valuation of Investments (continued)

The Master Fund classifies its assets and liabilities in accordance with ASC 820 — Fair Value. The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s assets and liabilities. The inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

●

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

●

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The following table presents the Master Fund’s fair value hierarchy for those assets and liabilities measured at fair value as of September 30, 2018. Assets and liabilities are valued using NAV as practical expedient, an indicator of fair value, and are listed in a separate column to permit reconciliation to the totals in the Statement of Assets, Liabilities and Partners’ Capital.

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Event Driven	$—	$—	$—	$34,618,792	$34,618,792
Long Short Equity	—	—	—	32,909,771	32,909,771
Macro	—	—	—	16,629,871	16,629,871
Relative Value	—	—	—	28,444,199	28,444,199
Private Investments	—	—	—	337,989,556	337,989,556
Short-Term Investment	24,856,346	—	—	—	24,856,346
Total	$24,856,346	$—	$—	$450,592,189	$475,448,535

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Level 3 Investments	Balances as of March 31, 2018	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation	Distributions	Gross Purchases	Gross Sales	Balance as of September 30, 2018
Private Investments	$—	$—	$—	$—	$—	$—	$—
Total Level 3 Investments	$—	$—	$—	$—	$—	$—	$—

For the six months ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Master Fund’s policy to recognize transfers in and out of all Levels at the beginning of the reporting period.

The net realized gain (loss) and change in unrealized appreciation (depreciation) in the table above are reflected in the accompanying Statement of Operations. The change in unrealized appreciation (depreciation) from Level 3 investments held at September 30, 2018 is $0.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the six months ended September 30, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Valuation of Investments (continued)

Adjustments to the NAV provided by the Investment Manager or administrator of the Adviser Funds would be considered if the practical expedient NAV was not as of the Master Fund’s measurement date; it was probable that the Adviser Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Master Fund’s valuation procedures that the Adviser Fund is not being reported at fair value. No adjustments were made to the NAV provided by the Investment Manager or administrator of the Adviser Funds.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2018:

Type of Level 3 Investment	Fair Value as of September 30, 2018	Valuation Techniques	Unobservable Input
Preferred Stock
Private Investments	$—	Current value method	Recent round of financing
Total Level 3 Investments	$—

The significant unobservable inputs used in the fair value measurement of the Master Fund’s Private Investment shares are based on the portfolio company’s most recent round of financing. If the financial condition of this company was to deteriorate, the value of the stock in these private companies held by the Master Fund would be lower.

The information summarized in the table above represents the general terms for the specified asset class. Individual Adviser Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Adviser Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Adviser Funds, would generally be the net asset value as provided by the Adviser Fund or its administrator. For each of the categories below, the fair value of the Adviser Funds has been estimated using the net asset value of the Adviser Funds.

Investment Category	Investment Strategy	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)	Remaining Life	Redemptions Frequency	Notice Period (in Days)	Redemption Restrictions Terms
Event Driven(a)	Investments which seek to create pricing opportunities that may occur before or after a corporate event and may frequently involve additional derivative securities.	$34,619	N/A	Indefinite life	Quarterly	60-65	1 year
Long Short Equity(b)	A diversified set of investments which include positions both long and short in primarily equity and equity derivative securities.	$32,910	N/A	Indefinite life	Quarterly - Annually	60 - 90	N/A

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the six months ended September 30, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Valuation of Investments (concluded)

Investment Category	Investment Strategy	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)	Remaining Life	Redemptions Frequency	Notice Period (in Days)	Redemption Restrictions Terms
Macro(c)	Investments including a broad range of strategies predicated on movements in underlying economic variables in the equity, fixed income, hard currency and commodity markets.	$16,630	N/A	Indefinite life	Weekly - Quarterly	2 - 30	N/A
Relative Value(d)	Investments predicated on the realization of a valuation discrepancy in the relationship between multiple securities. Security types range broadly across equity, fixed income, and derivatives.	$28,444	N/A	Indefinite life	Quarterly	90	N/A
Private Investments(e)	Investments in Private Equity, Private Real Estate, Private Energy and Natural Resources, generally through private partnerships or direct investments.	$337,990	$50,480	Up to 10 years with extensions available after the stated termination date	None Permitted	N/A	N/A

[a]

This category includes Adviser Funds which currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

[b]

This category includes Adviser Funds which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios.

[c]

This category includes Adviser Funds which trade a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these have on equity, fixed income, hard currency and commodity markets. Managers employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, quantitative and fundamental approaches and long and short term holding periods.

[d]

This category includes Adviser Funds which maintain positions in which the investment thesis is predicated on realization of a valuation discrepancy in the relationship between multiple securities. Managers employ a variety of fundamental and quantitative techniques to establish investment theses, and security types range broadly across equity, fixed income, derivative or other security types.

[e]

This category invests in three sub-strategies (Private Equity, Private Real Estate and Private Energy and Natural Resources). Private Equity investing seeks to generate capital appreciation through investments in private companites in need of capital. Private Equity seeks to profit from, among other things, the inefficiencies inherent in these markets though valuation and due diligence analysis of available business opportunites. Private Real Estate strategy consists generally of investing in Adviser Funds that are private partnerships that make direct investments in (i) existing or newly constructed income-producing properties, including office, industrial, retail, and multi-family residential properties, (ii) raw land, which may be held for development or for the purpose of appreciation, and/or (iii) timber (whether directly or through a REIT or other Adviser Fund). The Private Energy and Natural Resources strategy consists generally of investing in Adviser Funds that are private partnerships that make direct investments in private or (sometimes publicly traded energy companies.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the six months ended September 30, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

d.	Investment Transactions and Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund. Capital gain distributions received are recorded as capital gains as soon as information is available to the Master Fund. Investments in short-term investments, mutual funds, private companies and exchange traded funds are recorded on a trade date basis. Investments in Adviser Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Redemptions in Adviser Funds are recorded on a redemption effective date basis which is generally the last day of the calendar month in which the redemption is effective. Realized gains and losses on Adviser Fund and security redemptions are determined on identified cost basis. Return of capital or security distributions received from Adviser Funds and securities are accounted for as a reduction to cost.

e.	Foreign Currency

Investments in Adviser Funds, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Master Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Master Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

f.	Master Fund Expenses

The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; directors’ fees; interest expenses and commitment fees on credit facilities; and expenses of meetings of the Board. Risk management expense includes expenses incurred by the Master Fund for third party valuation services, independent due diligence reviews of Adviser Funds, and other analytical and risk mitigation services provided to the portfolio.

g.	Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. Federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdiction in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. For the Master Fund’s tax years ended December 31, 2014 through December 31, 2017 the Master Fund is open to examination by major tax jurisdictions under the statute of limitations.

The Master Fund has reviewed any potential tax positions as of September 30, 2018 and has determined that it does not have a liability for any unrecognized tax benefits or expense. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any material interest or penalties. Due to the timing of tax information received from the Adviser Funds, tax basis reporting is not available as of the balance sheet date.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the six months ended September 30, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (concluded)

h.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in partners’ capital from operations during the reporting period. Actual results could differ from those estimates.

3.	ALLOCATION OF PARTNERS’ CAPITAL

Net profits or net losses of the Master Fund for each allocation period (“Allocation Period”) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; (5) the day preceding the day on which a substituted Limited Partner is admitted to the Master Fund; or (6) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

4.	REPURCHASE OF LIMITED PARTNERS’ INTERESTS

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Manager and Sub-Adviser. The Investment Manager and Sub-Adviser generally recommend to the Board that the Master Fund offer to repurchase interests from Limited Partners on a quarterly basis as of the valuation date at the end of each calendar quarter. In addition, the Board approved two additional forced repurchases during the six months ended September 30, 2018 for Limited Partners with capital balances below a specified minimum of $25,000. The Master Fund will not offer repurchases of interests of more than 20% of its Partners’ capital in any quarter. The Master Fund does not intend to distribute to the Limited Partners any of the Master Fund’s income, but generally expects to reinvest substantially all income and gains allocable to the Limited Partners.

5.	MANAGEMENT FEES, PERFORMANCE ALLOCATION, AND RELATED PARTY TRANSACTIONS

The Investment Manager and Sub-Adviser are responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of the sub-advisory agreement among the Master Fund, the Investment Manager and Portfolio Advisors (the “Sub-Advisory Agreement”) and the investment management agreement between the Master Fund and the Investment Manager (the “Advisory Agreement”). Under the Sub-Advisory Agreement and the Advisory Agreement (together, the “Investment Management Agreements”), the Investment Manager and Sub-Adviser are responsible for developing, implementing and supervising the Master Fund’s investment program. In consideration for the advisory and other services provided by the Investment Manager, the Master Fund pays the Investment Manager a management fee (the “Management Fee”) equal to 1.00% on an annualized basis of the aggregate value of its partners’ capital determined as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

The Master Fund does not pay the Sub-Adviser directly, but rather the Sub-Adviser is entitled to a portion of the Management Fee received by the Investment Manager.

The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of each Limited Partner interests of the Master Fund exceed the non-cumulative “hurdle amount,” which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the U.S. Treasury Yield Curve Rate T Note Constant Maturity 3 Month as reported by the Wall Street Journal for the last business day of the last calendar year (the “Performance Allocation”). The Performance Allocation is made on a “peak to peak”, or “high watermark” basis, which means that no Performance Allocation will be made with respect to such subsequent appreciation

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the six months ended September 30, 2018 (Unaudited)

5.	MANAGEMENT FEES, PERFORMANCE ALLOCATION, AND RELATED PARTY TRANSACTIONS (concluded)

until such net loss has been recovered. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to a percentage of the Performance Allocation the General Partner receives from the Master Fund. For the six months ended September 30, 2018, a Performance Allocation of $2,108,410 was accrued or earned for the period from April 1, 2018 to September 30, 2018.

Each member of the Board who is not an “interested person” of the Master Fund (“Independent Director”), as defined by the 1940 Act, receives an annual retainer. The allocation of the retainer to the Master Fund is based on the assets under management of all of the affiliated funds and trusts that the Board oversees. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

6.	ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays US Bancorp Fund Services, LLC (“USBFS”) and administration fee based on the month-end partners’ capital of the Master Fund. USBFS also provides regulatory administrative services and accounting. UMB Fund Services, Inc. (“UMBFS”) provides transfer agency functions, and shareholder services. For the six months ended September 30, 2018, the total accounting and administration fees were $176,400.

US Bank, N.A. (“USB”) serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund.

7.	INVESTMENT TRANSACTIONS

Total purchases of Adviser Funds and securities for the six months ended September 30, 2018 amounted to $30,527,008. Total proceeds from redemptions, sales, or other dispositions of Adviser Funds and securities for the six months ended September 30, 2018 amounted to $110,956,408. The cost of investments in Adviser Funds for U.S. Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Adviser Funds. The Master Fund relies upon actual and estimated tax information provided by the Adviser Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2018.

The Master Fund invests substantially all of its available capital in Advisor Funds, ETFs, Mutual Funds and Private Investments. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods.

8.	CREDIT FACILITY

The Master Fund maintains a credit facility (the “Facility”) which is secured by certain interests in Adviser Funds that expires on October 8, 2019. For the period from April 1, 2018 to September 30, 2018, the maximum borrowing amount $40,000,000. A fee of 60 basis points per annum is payable monthly in arrears on the unused portion of the Facility, while the interest rate charged on the borrowings is the 3-month London Interbank Offer Rate plus a spread of 175 basis points. Collateral for the Facility is held by U.S. Bank N.A. as custodian. Interest and fees incurred for the six months ended September 30, 2018 are disclosed in the accompanying Statement of Operations. At September 30, 2018, the Master Fund had $9,261 payable on the unused portion of the Facility and there were no outstanding payables for interest on borrowings. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the six months ended September 30, 2018 was 3.47%, $1,018,519, and $1,500,000, respectively. The date of maximum borrowing was August 1, 2018. During the six months ended September 30, 2018 a total of $1,500,000 was borrowed from the Facility all of which was repaid prior to September 30, 2018. There was no outstanding borrowing at September 30, 2018.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the six months ended September 30, 2018 (Unaudited)

9.	INDEMNIFICATION

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.	COMMITMENTS

As of September 30, 2018, the Master Fund had outstanding investment commitments to Adviser Funds totaling approximately $50,479,563. Four Adviser Funds in the Private Investment Strategy have commitments denominated in Euros, two Adviser Funds have commitments denominated in Pound Sterling, and one Adviser Fund has commitments denominated in Japanese Yen. At September 30, 2018, the unfunded commitments for these Adviser Funds totaled €2,247,109, £848,599 and ¥1,638,166, respectively. At September 30, 2018, the exchange rate used for the conversion was 1.160 USD/EUR, 1.303 USD/GBP and 113.70 JPY/USD. The U.S. Dollar equivalent of these commitments is included in the Master Fund’s total unfunded commitment amount.

11.	RISK FACTORS

An investment in the Master Fund involves significant risks, including leverage risk, interest rate risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund generally does not employ leverage. However, certain Adviser Funds may employ leverage, either synthetically or through borrowed funds, which can enhance returns or increase losses on smaller changes in the value of an underlying investment. Adviser Funds that invest in fixed income securities may be subject to interest rate risk, where changes in interest rates affect the value of the underlying fixed income investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Adviser Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Investment Manager on behalf of the Master Fund. Adviser Funds may have initial lock-up periods, the ability to suspend redemptions, or employ the use of side pockets, all of which may affect the Master Fund’s liquidity in the respective Adviser Fund.

Adviser Funds generally require the Master Fund to provide advanced notice of its intent to redeem the Master Fund’s total or partial interest and may delay or deny a redemption request depending on the Adviser Funds’ governing agreements. Interests in the Master Fund provide limited liquidity since Limited Partners will not be able to redeem interests on a daily basis because the Master Fund is a closed-end fund. Therefore, investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

The Master Fund’s investments may be made in a number of different currencies. Any returns on, and the value of, such investments may therefore be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Master Fund’s investments are denominated against the U.S. dollar may result in a decrease in value of the Master Fund’s partners’ capital.

12.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Master Fund’s financial performance. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Concluded)

As of and for the six months ended September 30, 2018 (Unaudited)

12.	FINANCIAL HIGHLIGHTS (concluded)

The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner’s results may vary from those shown below due to the timing of capital transactions and Performance Allocation.

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Limited Partners’ capital.

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.

	For the Period Ended September 30, 2018	For the Years Ended March 31,
	(Unaudited)	2018	2017	2016	2015	2014
Total return before Performance Allocation	6.41%[2]	7.69%	6.03%	(5.62)%	7.43%	11.28%
Total return after Performance Allocation	5.91%[2]	7.51%	6.03%	(5.61)%	6.97%	10.77%
Partners' capital, end of year (000's)	$447,065	$482,268	$579,200	$687,882	$904,464	$1,047,265
Portfolio turnover	6.55%[2]	18.9%	6.49%	8.20%	8.78%	19.03%
Ratio of net investment income, excluding Performance Allocation	(0.95)%[3]	(0.79)%	(0.36)%	3.33%	3.03%	2.19%
Ratio of other operating expenses to average partners' capital	1.32%[3]	1.36%	1.25%	1.23%	1.19%	1.23%
Ratio of credit facility fees and interest expense to average partners' capital	0.03%[3]	0.08%	0.09%	0.12%	0.10%	0.09%
Operating expenses, excluding Performance Allocation	1.37%[3]	1.44%	1.34%	1.35%	1.29%	1.32%
Performance Allocation	0.45%	0.18%	0.00%	(0.01)%	0.46%	0.51%
Total Operating expenses and Performance Allocation	2.27%[3]	1.62%	1.34%	1.34%	1.75%	1.83%

[1]	Reversal of accrued Performance Allocation from April, 2015 to December 31, 2015
[2]	Not Annualized
[3]	Annualized

13.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no other subsequent events that required adjustment to our disclosure in the financial statements except for the following:

The Investment Manager recommended to the Board that a tender offer in an amount of up to approximately 5.00% of the partners’ capital of the Master Fund be made for the quarter ending December 31, 2018 to those Limited Partners who elect to tender their interests prior to the expiration of the tender offer period. The Board approved such recommendation and Limited Partners in the Master Fund were notified of the tender offer’s expiration date on September 13, 2018, and submitted tender requests from October 1, 2018 through the date of expiration of the tender offer totaling approximately $22,432,247.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Board of Directors

(Unaudited)

The identity of the Board members (each a “Director”) and brief biographical information, as of September 30, 2018, is set forth below. The business address of each Director is care of Hatteras Funds, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615. The term of office of each Director is from the time of such Director’s election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days’ prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July 18, 1962	President and Chairman of the Board of Directors	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Funds, LP (2014 to Present); Founder of Hatteras Investment Partners LLC and its affiliated entities ("Hatteras Funds") in 2003.	6
INDEPENDENT DIRECTORS
H. Alexander Holmes May 4, 1942	Director; Audit Committee Member	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	7
Steve E. Moss, CPA February 18, 1953	Director; Audit Committee Member	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present); Member Manager, HMKCT Properties, LLC (1996 to Present).	7
Gregory S. Sellers May 5, 1959	Director; Audit Committee Member	Since Inception	Chief Financial Officer, Chief Operating Officer, Spectrum Consultants, Inc., a sales marketing firm in the prior housing industry (2015 to present); Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to Present).	7
Thomas Mann February 1, 1950	Director; Audit Committee Member	Since 2013	Private Investor (2012 to Present).	7

[1]

With respect to Mr. Perkins, the “Fund Complex” consists of, as of September 30, 2018, the Funds the Master Fund and Hatteras VC Co-Investment Fund II, LLC with respect to each Independent Director, the “Fund Complex” consists of, as of September 30, 2018, the Funds, the Master Fund, Hatteras VC Co-Investment Fund II LLC, and Trust for Advisor Solutions (consisting of one fund).

[2]	Deemed to be an “interested” Director of the Master Fund because of his affiliations with Hatteras Funds.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Fund Management

(Unaudited)

Set forth below is the name, date of birth, position with the Master Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2018, of each of the persons currently serving as Executive Officers of the Master Fund. The business address of each officer is care of Hatteras Funds, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Andrew P. Chica September 7, 1975	Chief Compliance Officer	Since 2008

Chief Compliance Officer, Hatteras Funds, LP from 2014 to present; Chief Compliance Officer, Hatteras Investment Partners and Hatteras Capital Investment Management from 2007 to 2014, Chief Compliance Officer, Hatteras Alternative Mutual Funds, LLC from 2009 to 2014.

N/A
Candi Hughes May 30, 1971	Treasurer	Since 2017	Controller, Hatteras Funds, LP (2017 to present); Vice President of Operations, Eton Advisors LP (2016 to 2017); Director of Securities Operations, Hatteras Funds, LP (2009 to 2016).	N/A
Jessica R. Sherburne November 4, 1977	Secretary	Since 2017	Head of Operations, Hatteras Funds, LP (2018 to present); Chief Marketing Officer, Hatteras Funds, LP (2015 to 2017); Director of Marketing, Hatteras Funds, LP (2011 to 2015).	N/A

[1]	The “Fund Complex” consists of, as of September 30, 2018, the Funds the Master Fund, Hatteras VC Co-Investment Fund II, LLC, and Trust for Advisor Solutions (consisting of one fund).

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Other Information

(Unaudited)

PROXY VOTING

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund’s record of actual proxy votes cast during the period ended June 30, 2018 is available at http://www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Hatteras Core Alternatives Funds

8510 Colonnade Center Drive, Suite 150
Raleigh, NC 27615

Investment Manager and Fund Servicing Agent

Hatteras Funds, LP
8510 Colonnade Center Drive, Suite 150
Raleigh, NC 27615

Sub-Adviser

Portfolio Advisors, LLC
9 Old Kings Highway South
Darien, CT 06820

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Fund Counsel

Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103

Administrator and Fund Accountant

U.S. Bancorp Fund Services, LLC
811 East Wisconsin Ave.
Milwaukee WI 53202

Custodian

U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

Distributor

Hatteras Capital Distributors, LLC
8510 Colonnade Center Drive, Suite 150
Raleigh, NC 27615

HATTERASFUNDS.COM / T: 919.846.2324 / F: 919.846.3433 8510 COLONNADE CENTER DRIVE / SUITE 150 / RALEIGH, NC 27615-6520

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period ended on September 30, 2018, reported on this Form N-CSR.

Item 13. Exhibits.

(a)	Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(1)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Master Fund, L.P.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	12/4/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	12/4/18

By (Signature and Title)	/s/ Candi Hughes
Candi Hughes, Treasurer

Date	12/4/18